CRYPTO CURRENCY TOKENS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
CRYPTO CURRENCY TOKENS
Schedule of crypto currency tokens acquired
	March 31,	September 30,
	2025	2024
Candela tokens	$2,750,000	$2,250,000
CLA tokens	550,000	450,000
Total crypto currency tokens	$3,300,000	$2,700,000

2024
Candela tokens	$2,250,000
CLA tokens	450,000
Total crypto currency tokens	$2,700,000